DEBT - Components of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Total long-term debt	$ 1,240,301	$ 1,267,270
Summit Holdings | Revolving credit facility
Line of Credit Facility [Line Items]
Revolving credit facility	648,000	344,000
Summit Holdings | Senior Notes Due August 2022
Line of Credit Facility [Line Items]
Unsecured notes	300,000	300,000
Deferred loan costs	(3,516)	(4,139)
Summit Holdings | Senior Notes Due July 2021
Line of Credit Facility [Line Items]
Unsecured notes	300,000	300,000
Deferred loan costs	(4,183)	(5,091)
SMP Holdings | Revolving credit facility
Line of Credit Facility [Line Items]
Revolving credit facility	0	115,000
SMP Holdings | Senior Secured Term Loan
Line of Credit Facility [Line Items]
Revolving credit facility	$ 0	$ 217,500